Segment information (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information
Net revenues	13,031	13,787
Net revenues of non-consolidated affiliate entities	322	328
Income from continuing operations before taxes	1,109	3,342
Income from continuing operatings before taxes of non-consolidated affiliate entities	129	121
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	6,286	6,697
Income from continuing operations before taxes	263	1,798
Investment Banking
Segment Reporting Information
Net revenues	6,758	7,345
Income from continuing operations before taxes	1,579	2,054
Adjustments
Segment Reporting Information
Net revenues	(13)	(255)
Income from continuing operatings before taxes of non-consolidated affiliate entities	(733)	(510)
of which Noncontrolling interest-related revenues
Segment Reporting Information
Net revenues	397	229
of which Noncontrolling interest income
Segment Reporting Information
Income from continuing operatings before taxes of non-consolidated affiliate entities	374	210